Class A Ordinary Shares Subject to Possible Redemption (Details) - CIK0001815805 BROADSTONE ACQUISITION CORP. - USD ($)	3 Months Ended	8 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Temporary Equity [Line Items]
Accretion of Class A ordinary Shares to redemption amount	$ (27,943,094)	$ (28,128,600)
Class A ordinary shares
Temporary Equity [Line Items]
Class A Ordinary Shares subject to possible redemption at December 31, 2020		$ 305,303,010	$ 305,303,010	$ 305,303,010	$ 305,303,010
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		200,000,000	200,000,000
Share subject to possible redemption (in shares)		30,530,301	30,530,301
Class A Redeemable Common Stock
Temporary Equity [Line Items]
Gross Proceeds		$ 305,303,010
Proceeds allocated to Public Warrants		(11,955,000)
Class A Ordinary Shares issuance costs		(16,173,600)
Accretion of Class A ordinary Shares to redemption amount		28,128,600
Class A Ordinary Shares subject to possible redemption at December 31, 2020		$ 305,303,010
Share subject to possible redemption (in shares)		30,530,301
Non Redeemable ordinary shares
Temporary Equity [Line Items]
Common stock, par value		$ 0.0001
Common stock, shares authorized		200,000,000
Common stock, number of votes per share		$ 1